New World Fund, Inc. 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

January 6, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	New World Fund, Inc.
File Nos. 333-67455 and 811-09105

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 31, 2013 of the Registrant’s Post-Effective Amendment No. 24 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton